Insurance - Significant Insurance Assumptions (Detail) - Life insurance contracts [member]	Oct. 31, 2019	Oct. 31, 2018
Country of domicile [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.12%	0.11%
Morbidity rates	1.82%	1.82%
Future reinvestment yield	3.69%	3.80%
Lapse rates	0.50%	0.50%
Foreign countries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.57%	0.52%
Future reinvestment yield	3.06%	3.14%